Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

As of
December 31,
2019
Period
Not later than one year	$230,158
Later than one year and not later than two years	152,781
Later than two years and not later than three years	125,215
Later than three years and not later than four years	111,114
Later than four years and not later than five years	56,549
Later than five years	65,237
Total	741,054